Stock Plans (Schedule Of Valuation Assumptions) (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Stock Plans [Abstract]
Risk-free interest rate	1.55%	1.40%
Expected volatility	34.70%	43.42%
Expected dividend yield	3.10%	5.77%
Expected term	7 years	7 years